FLEXSHARES® TRUST

FlexShares® Ready Access Variable Income Fund

FlexShares® Core Select Bond Fund

SUPPLEMENT DATED DECEMBER 23, 2020 TO THE PROSPECTUS DATED MARCH 1, 2020, AS SUPPLEMENTED

1. The following is added to the “PRINCIPAL RISKS” in the summary section of the FlexShares® Ready Access Variable Income Fund beginning on page 3:

Cash Transactions Risk is the risk from the Fund effecting creations and redemptions orders of its shares entirely for cash, rather than for in-kind securities. The Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security or other financial instrument and recognize a capital gain or loss that might not have been incurred if it had not effected a redemption order entirely for cash. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that meets redemption orders entirely in-kind with portfolio securities. The use of all cash creations and redemption orders may also cause the Fund’s shares to trade in the secondary market at wider bid-ask spreads and/or greater premiums or discounts to the Fund’s NAV. To the extent that the maximum additional variable charge for cash creation or cash redemption transactions is insufficient to cover the transaction costs of purchasing or selling portfolio securities, the Fund’s performance could be negatively impacted.

2. On page 17, in the “ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL RISKS”, the “Cash Transactions Risk” is added as a principal risk for FlexShares® Ready Access Variable Income Fund.

3. The following is added to the “ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL RISKS” section immediately after the Authorized Participant Concentration Risk on page 18:

Cash Transactions Risk. The FlexShares® Ready Access Variable Income Fund may effect a creation or redemption order of its shares entirely for cash, rather than for in-kind securities. Paying redemption proceeds entirely in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security or other financial instrument and recognize a capital gain or loss that might not have been incurred if it had not effected a redemption order entirely for cash. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that meet redemption orders entirely in-kind with portfolio securities. The use of all cash creations and redemption orders may also cause the Fund’s shares to trade in the secondary market at wider bid-ask spreads and/or greater premiums or discounts to the Fund’s NAV. To the extent that the maximum additional variable charge for cash creation or cash redemption transactions is insufficient to cover the transaction costs of purchasing or selling portfolio securities, the Fund’s performance could be negatively impacted.

Please retain this Supplement with your Prospectus for future reference.

FLEXSHARES® TRUST

FLEXSHARES® FAMILY OF INDEX ETFS

SUPPLEMENT DATED DECEMBER 23, 2020 TO THE PROSPECTUS DATED MARCH 1, 2020 (AS REVISED MARCH 12, 2020) AND SUPPLEMENTED

1. The following is added to the “PRINCIPAL RISKS” in the summary section of the FlexShares® Disciplined Duration MBS Index Fund beginning on page 135 (immediately after Market Risk):

Cash Transactions Risk is the risk from the Fund effecting creations and redemptions orders of its shares entirely for cash, rather than for in-kind securities. The Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security or other financial instrument and recognize a capital gain or loss that might not have been incurred if it had not effected a redemption order entirely for cash. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that meets redemption orders entirely in-kind with portfolio securities. The use of all cash creations and redemption orders may also cause the Fund’s shares to trade in the secondary market at wider bid-ask spreads and/or greater premiums or discounts to the Fund’s NAV. To the extent that the maximum additional variable charge for cash creation or cash redemption transactions is insufficient to cover the transaction costs of purchasing or selling portfolio securities, the Fund’s performance could be negatively impacted.

2. On page 168, in the “ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL RISKS”, the “Cash Transactions Risk” is added as a principal risk for FlexShares® Disciplined Duration MBS Index Fund.

3. The following is added to the “ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL RISKS” section immediately after the Calculation Methodology Risk on page 174:

Cash Transactions Risk. The FlexShares® Disciplined Duration MBS Index Fund expects to effect all of its creations and redemptions orders of its shares entirely for cash, rather than for in-kind securities. Paying redemption proceeds entirely in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security or other financial instrument and recognize a capital gain or loss that might not have been incurred if it had not effected a redemption order entirely for cash. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that meet redemption orders entirely in-kind with portfolio securities. The use of all cash creations and redemption orders may also cause the Fund’s shares to trade in the secondary market at wider bid-ask spreads and/or greater premiums or discounts to the Fund’s NAV. To the extent that the maximum additional variable charge for cash creation or cash redemption transactions is insufficient to cover the transaction costs of purchasing or selling portfolio securities, the Fund’s performance could be negatively impacted.

Please retain this Supplement with your Prospectus for future reference.

FLEXSHARES® TRUST

FLEXSHARES® FAMILY OF INDEX ETFS

SUPPLEMENT DATED DECEMBER 23, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2020, AS SUPPLEMENTED

Effective immediately, the SAI is updated as follows:

1. The second paragraph under the section “PORTFOLIO HOLDINGS” beginning on page 55 is deleted and restated as follows:

Under the policy, each business day each Fund’s portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants (defined below) and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market. Information with respect to each Fund’s portfolio holdings is also disseminated daily on the Funds’ website. The Distributor may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects each Fund’s anticipated holdings on the following business day. The Authorized Participants are generally large institutional investors that have been authorized by the Distributor to purchase and redeem large blocks of shares (known as Creation Units). Certain NTI employees discuss custom basket proposals with Authorized Participants and market makers as described under “Custom Baskets” in the “Purchase and Redemption of Creation Unit Aggregations” section of this SAI. As part of these custom basket discussions, these NTI employees may discuss the securities a Fund is willing to accept for a creation order, and securities that a Fund will provide for a redemption order. NTI employees may also discuss a Fund’s portfolio holdings-related information with broker-dealers, in connection with settling a Fund’s transactions, as may be necessary to conduct business in the ordinary course and in a manner consistent with the Funds’ portfolio holdings disclosure policy.

2. The following is added to the section “PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS” beginning on page 100:

Cash Transactions. The FlexShares® Disciplined Duration MBS Index Fund intends to effect purchases and redemption orders of a Creation Unit of shares of the Fund solely for cash. Other Funds may effect purchases and redemptions orders of a Creation Unit of Fund shares either fully or partly for cash. A Fund that intends to effect all or a portion of redemptions, as applicable, for cash, rather than in-kind, may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If a Fund recognizes gain on these sales, this generally will cause the recognition of gain that might not otherwise have been recognized if it had not effected a redemption order either partly or entirely for cash, or to recognize such gain sooner than would otherwise be required. The Funds generally intend to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to it. This may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF that satisfies redemptions in-kind with portfolio securities.

Custom Baskets. The Funds will accept “custom baskets” and as a result Creation Unit baskets may differ. A custom basket may consist of the following: (i) a basket that is composed of a non-representative selection of a Fund’s portfolio holdings; (ii) a basket that is representative of a Fund’s portfolio holdings and is different from the initial basket used in transactions earlier on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. The Funds have adopted policies and procedures that govern the construction and acceptance of baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of the Funds and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of NTI employees who are required to review each custom basket for compliance with those parameters. The policies and procedures impose different requirements for different types of custom baskets. NTI has established a governance process to oversee basket compliance for the Funds, as set forth in the Funds’ policies and procedures.

Please retain this Supplement with your SAI for future reference.

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FLEXSHARES® TRUST

FlexShares® Ready Access Variable Income Fund

FlexShares® Core Select Bond Fund

SUPPLEMENT DATED DECEMBER 23, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2020, AS SUPPLEMENTED

Effective immediately, the SAI is updated as follows:

1. The second paragraph under the section “PORTFOLIO HOLDINGS” beginning on page 35 is deleted and restated as follows:

Under the policy, each business day each Fund’s portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants (defined below) and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market. Information with respect to each Fund’s portfolio holdings is also disseminated daily on the Funds’ website. The Distributor may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects each Fund’s anticipated holdings on the following business day. The Authorized Participants are generally large institutional investors that have been authorized by the Distributor to purchase and redeem large blocks of shares (known as Creation Units). Certain NTI employees discuss custom basket proposals with Authorized Participants and market makers as described under “Custom Baskets” in the “Purchase and Redemption of Creation Unit Aggregations” section of this SAI. As part of these custom basket discussions, these NTI employees may discuss the securities a Fund is willing to accept for a creation order, and securities that a Fund will provide for a redemption order. NTI employees may also discuss a Fund’s portfolio holdings-related information with broker-dealers, in connection with settling a Fund’s transactions, as may be necessary to conduct business in the ordinary course and in a manner consistent with the Funds’ portfolio holdings disclosure policy.

2. The following is added to the section “PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS” beginning on page 60:

Cash Transactions. The FlexShares® Ready Access Variable Income Fund may effect purchases and redemption orders of a Creation Unit of shares of the Fund solely for cash. A Fund that intends to effect all or a portion of redemptions, as applicable, for cash, rather than in-kind, may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If a Fund recognizes gain on these sales, this generally will cause the recognition of gain that might not otherwise have been recognized if it had not effected a redemption order either partly or entirely with cash, or to recognize such gain sooner than would otherwise be required. The Funds generally intend to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to it. This may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF that satisfies redemption in-kind with portfolio securities.

Custom Baskets. The Funds will accept “custom baskets” and as a result Creation Unit baskets may differ. A custom basket may consist of the following: (i) a basket that is composed of a non-representative selection of a Fund’s portfolio holdings; (ii) a basket that is representative of a Fund’s portfolio holdings and is different from the initial basket used in transactions earlier on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. The Funds have adopted policies and procedures that govern the construction and acceptance of baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of the Funds and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of NTI employees who are required to review each custom basket for compliance with those parameters. The policies and procedures impose different requirements for different types of custom baskets. NTI has established a governance process to oversee basket compliance for the Funds, as set forth in the Funds’ policies and procedures.

Please retain this Supplement with your SAI for future reference.

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